Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Foreign currency translation adjustments attributable to noncontrolling interests	$ 62	$ 7	$ 45